Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected quarterly financial results (unaudited)
Sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138		$ 42,588		$ 32,396
Less: Revenues	(686)	(693)	(695)	(672)	(666)	(682)	(686)	(687)	(2,746)		(2,721)		(2,856)
Sales	16,557	15,023	13,535	12,277	12,141	10,452	9,723	7,551	57,392		39,867		29,540
Cost of goods sold	12,763	11,455	10,303	9,057	9,349	7,752	7,372	5,894	43,578		30,367		23,886
Gross margin	3,794	3,568	3,232	3,220	2,792	2,700	2,351	1,657
Profit (loss)	$ 1,547	$ 1,141	$ 1,015	$ 1,225	$ 968	$ 792	$ 707	$ 233	$ 4,928	[1]	$ 2,700	[1]	$ 895	[1]
Profit (loss) per common share	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 7.64		$ 4.28		$ 1.45
Profit (loss) per common share - diluted	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 7.40	[2]	$ 4.15	[2]	$ 1.43	[2]

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.